Inventories (Tables)	9 Months Ended
May 31, 2024
Inventories
Schedule of inventories

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Raw materials	4,470,921	1,553,501
Work-in-process	363,033	369,753
Finished goods	654,457	522,300
	5,488,411	2,445,554